Leases (Details) - Jun. 30, 2026	USD ($)	CNY (¥)
Leases
2026 (remaining six months)	$ 55,198	¥ 375,947
2027	68,511	466,623
2028	22,695	154,569
2029	7,081	48,231
Total lease payments	153,485	1,045,370
Less: Interest	1,548	10,540
Present value of lease liabilities	$ 151,937	¥ 1,034,830